Intangible assets	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
Intangible assets

Note 7. Intangible assets

Accounting policy

Capitalization of development expenses

In accordance with IAS 38 Intangible Assets, development expenses are recorded as intangible assets only if all the following criteria are met:

•
technical feasibility necessary for the completion of the development project;
•
intention on our part to complete the project and to utilize it;
•
capacity to utilize the intangible asset;
•
proof of the probability of future economic benefits associated with the asset;
•
availability of the technical, financial, and other resources for completing the project; and
•
reliable measurement of the development expenses.

Because of the risks and uncertainties associated with the development of a therapeutic product candidate, including obtaining regulatory authorizations, the Company believes that the six criteria provided by IAS 38 have not been fulfilled to date and will not be fulfilled until a regulatory filing has been made in a major market and approval is obtained. The application of this principle has resulted in all development costs being expensed as incurred in all periods presented.

Other intangible assets

The other intangible assets we acquired with definite useful lives are recognized at cost less accumulated amortization and impairment. Amortization expense is recorded on a straight-line basis over the estimated useful lives of the intangible assets, in the line Research and Development expenses or Selling, general and administrative expenses of the Statement of Consolidated Operations, depending on the use of the related asset.

The estimated useful lives are as follows:

•
software: from 1 year to 3 years;
•
patents: amortized from acquisition until legal protection expires, maximum of 20 years.

Details of intangible assets

	Software and Patents	Assets under construction	Total
	$ in thousands
Net book value as of January 1, 2023	114	604	718
Depreciation & impairment expense	(69)	-	(69)
Translation adjustments	1	22	22
Net book value as of December 31, 2023	46	626	671
Gross value at end of period	2,352	626	2,978
Accumulated depreciation and impairment at end of period	(2,306)	-	(2,306)

Net book value as of January 1, 2024	46	626	671
Additions	1,260	-	1,260
Depreciation & impairment expense	(758)	-	(758)
Translation adjustments	(20)	(37)	(58)
Net book value as of December 31, 2024	528	588	1,116
Gross value at end of period	3,435	588	4,024
Accumulated depreciation and impairment at end of period	(2,908)	-	(2,908)

Net book value as of January 1, 2025	528	588	1,116
Additions	1,173	-	1,173
Reclassification	-	(640)	(640)
Depreciation & impairment expense	(1,227)	-	(1,227)
Translation adjustments	61	51	113
Net book value as of December 31, 2025	535	-	535
Gross value at end of period	3,773	-	3,773
Accumulated depreciation and impairment at end of period	(3,238)	-	(3,238)

For the years ended December 31, 2024 and December 31, 2025, the additions of respectively $1.3 million and $1.2 million are related to a right to license certain patents.